January 03, 2003

Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C. 20549


RE:       The Valiant Fund
              File No.: 33-59840; 811-7582


Ladies and Gentlemen:

       Pursuant to Rule 497 ( j ) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information relating to The Valiant Fund U.S. Treasury Money
Market Portfolio, The Valiant Fund U.S. Treasury Income Portfolio,
The Valiant Fund General Money Market Portfolio, and the Valiant Fund Tax-Exempt Money Market Portfolio does not differ from that contained in Post-Effective No. 14, Amendment No. 15, (the "Amendment") to the Funds' Registration Statement on Form N-1A. This amendment was filed electronically on December 30, 2002.

Please call the undersigned at (212) 298-1642 with any questions you may have.


Sincerely,


/s/ Lisa A. Curcio
----------------------------

Vice President
 Bank of New York